Legal Claims - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 23,327	R$ 22,095
Labor	540	780
Total	R$ 23,867	R$ 22,875